Related party transactions and balances	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions and balances

11	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and June 30, 2025:

Name of related parties	Relationship with the Company
Cuprina Farm Sdn. Bhd.	Related Company
Cuprina Pollination Pte. Ltd.	Related Company
Pestroniks Innovations Pte. Ltd.	Related Company
Cuprina MENA CO., Ltd.	Affiliate
Cuprina Holding Pte. Ltd.	Shareholder
Jimmy Lee Peng Siew	Shareholder
Baptista Carl Marc	Shareholder
David Quek Yong Qi	Shareholder
Bryan Teo Yingjie	Shareholder
Rachel Lee Lin	Shareholder
Dorea Quek En Qi	Shareholder
De Guzman Caroline Francesca Lee Ling	Shareholder
Teo Peng Kwang	Shareholder
iCapital Holdings (SG) Pte. Ltd.	Shareholder
Ng Bee Poh	Immediate family member of a shareholder

Amount due from related companies

The Company gave advances to Cuprina Pollination Pte. Ltd. for working capital purposes. The receivable balance due from Cuprina Pollination Pte. Ltd. were S$14,521 and S$114,521 (US$89,764) as of December 31, 2024 and June 30, 2025, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The Company gave advances to Pestroniks Innovations Pte. Ltd. for working capital purposes. The receivable balance due from Pestroniks Innovations Pte. Ltd. were S$61,170 and S$61,170 (US$47,946) as of December 31, 2024 and June 30, 2025, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

Amount due from an affiliate

The Company gave advances to Cuprina MENA Co., Ltd. for working capital purposes. The receivable balance due from Cuprina MENA CO., Ltd. were S$92,298 and S$45,761 (US$35,868) as of December 31,2024 and June 30, 2025, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

Amount due from shareholders

The receivable balances due from Bryan Teo Yingjie was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of June 30, 2025.

The receivable balances due from Rachel Lee Lin was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of June 30, 2025.

The receivable balances due from Dorea Quek En Qi was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of June 30, 2025.

The receivable balances due from De Guzman Caroline Francesca Lee Ling was S$605 as of December 31, 2024, and related to the outstanding share subscription with regards to the 450 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of June 30, 2025.

The receivable balances due from iCapital Holdings (SG) Pte. Ltd. was S$505 as of December 31, 2024, and related to the outstanding share subscription with regards to the 375 ordinary shares issued with no par value in Cuprina Holdings (BVI) Limited prior to the Reorganization. Such balance is interest free, unsecured, and due on demand without agreement. The balance has been fully settled as of June 30, 2025.

Amount due to a related company

The payable balance due to Cuprina Farm Sdn. Bhd, were S$4,134 and S$4,134 (US$3,240) as of December 31, 2024 and June 30, 2025, respectively, and related to the over-settlement for the receivable balance due from Cuprina Farm Sdn. Bhd. previously. This was due to the strengthening of the Malaysian Ringgit (“MYR”) relative to the Singapore Dollar (“SGD”) as the balances was denominated in MYR. Such balance is interest free, unsecured, and due on demand without an agreement.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Amount due to shareholders

Our shareholder, Cuprina Holding Pte. Ltd. gave advances to the Company for working capital purposes. The payable balance due to Cuprina Holding Pte. Ltd. were S$2,931,765 and S$2,930,516 (US$2,297,003) as of December 31, 2024 and June 30, 2025, respectively. Such balance is interest free, unsecured, and due on demand without an agreement.

One of the ultimate individual shareholders, Jimmy Lee Peng Siew gave advances to the Company for working capital purposes. The payable balance due to Jimmy Lee Peng Siew was S$1,451,629 as of December 31, 2024. Out of the total payable balance, S$986,860 is unsecured, due by June 30, 2025 or upon completion of IPO, whichever is earlier, and carries an interest of 6.0%. The remaining balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

David Quek Yong Qi gave an advance to the Company for working capital purposes. The payable balance due to David Quek Yong Qi was S$237,618 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

Bryan Teo Yingjie gave an advance to the Company for working capital purposes. The payable balance due to Bryan Teo Yingjie was S$105,979 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

Rachel Lee Lin gave an advance to the Company for working capital purposes. The payable balance due to Rachel Lee Lin was S$67,654 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

Dorea Quek En Qi gave an advance to the Company for working capital purposes. The payable balance due to Dorea Quek En Qi was S$6,395 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

Teo Peng Kwang gave an advance to the Company for working capital purposes. The payable balance due to Teo Peng Kwang was S$620,822 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

Ng Bee Poh, an immediate family member for one of the shareholders, David Quek Yong Qi gave an advance to the Company for working capital purposes. The payable balance due to Ng Bee Poh was S$200,000 as of December 31, 2024. Such balance is interest free, unsecured, and due on demand without an agreement. The balance has been fully settled as of June 30, 2025.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS